SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Right of use assets, cost, balance	$ 372,344	$ 721,687
Depreciation	(35,682)	(356,841)
Foreign exchange translation		7,498
Right of use assets, cost, balance	336,662	372,344
Buildings [member]
IfrsStatementLineItems [Line Items]
Right of use assets, cost, balance	372,344	515,071
Depreciation	(35,682)	(142,727)
Foreign exchange translation
Right of use assets, cost, balance	336,662	372,344
Land [member]
IfrsStatementLineItems [Line Items]
Right of use assets, cost, balance		206,616
Depreciation		(214,114)
Foreign exchange translation		7,498
Right of use assets, cost, balance